Stockholders' Equity	9 Months Ended
Sep. 30, 2019
Stockholders' Equity [Abstract]
Stockholders' Equity

8. Stockholders’ Equity

Warrants

At September 30, 2019, outstanding warrants to purchase shares of common stock are as follows:

Shares Underlying
Outstanding	Exercise	Expiration
Warrants	Price	Date
2,980	$1,505.00	March 16, 2020
2,246	$567.00	March 31, 2021
597,881	$21.00	May 10, 2022
1,249,955	$5.60	October 16, 2023
1,200	$1,680.00	None
1,854,262